Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 459,508	$ 217,836
Accrual and other temporary differences	19,432	21,045
Operating lease	15,002	0
Stock-based compensation	8,618	4,552
Total deferred tax assets:	502,560	243,433
Deferred tax liability:
Capitalized software costs	(8,469)	(6,335)
Fixed assets	(1,351)	(2,035)
Operating lease	(11,251)	0
Total Net Deferred Tax Assets	481,489	235,063
Valuation allowance	(478,667)	(235,280)
Net deferred tax liabilities		(217)
Deferred Tax Assets, Net	2,822
Change in valuation allowance	$ 243,352	$ 19,988	$ 21,584